Intangible Assets, Net (Details) - USD ($)					12 Months Ended
	Oct. 13, 2025	Aug. 31, 2025	Feb. 26, 2025	Feb. 05, 2025	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023	Jun. 29, 2025	Sep. 27, 2024
Intangible Assets, Net [Line Items]
Amortization expense					$ 2,380,000		$ 4,160,000		$ 5,843,813
Restricted shares (in Shares)	572,500	750,000
Impairment loss on intangible assets					$ 14,626,083				$ 9,357,062
Common Class A [Member]
Intangible Assets, Net [Line Items]
Restricted shares (in Shares)			650,000	90,000
Ordinary Shares, par value (in Dollars per share)				$ 0.0025	$ 0.0025	[1]	$ 0.0025	[1]		$ 0.0025	$ 0.0025
Aggregate consideration				$ 8,100,000

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025